Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates	12 Months Ended
Dec. 31, 2020
Computers and Electronic Equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	33.00%
Laboratory and clinical experiments equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	15.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	[1]
Office furniture and equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	7.00%
Office furniture and equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	15.00%

[1]	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.